Intangible assets - Schedule of Intangible assets (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Finite-lived intangible asset:
Software	¥ 4,164,764	$ 638,278	¥ 3,641,588
Less: Accumulated amortization	(2,368,396)	(362,973)	(1,974,849)
Total finite-lived intangible asset	1,796,368	275,305	1,666,739
Indefinite-lived intangible asset:
License	43,091,503	6,604,062	43,091,503
Total infinite-lived intangible asset	43,091,503	6,604,062	43,091,503
Total	¥ 44,887,871	$ 6,879,367	¥ 44,758,242